Long Term Assets	12 Months Ended
Dec. 31, 2016
Long Term Assets [Abstract]
LONG TERM ASSETS

NOTE 6:-      LONG TERM ASSETS

	December 31
	2016	2015

Loan related to acquisition of business (*)	$-	$256
Restricted bank deposits	-	11
Other	43	36

	$43	$303

(*)	The loan represents a part of the consideration for the acquisition of the business operations of iDnext Ltd. and its subsidiary Next-Line Ltd. The loan bears no interest. On January 1, 2016, the loan was converted into part of the cash payment for the acquisition (see Note 3).